BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Assets	R$ 49,819,186	R$ 41,654,417
Current assets	15,398,048	10,411,556
Cash and cash equivalents	5,228,615	2,575,291
Marketable securities	4,568,020	2,070,438
Trade accounts receivable	3,066,906	3,051,834
Inventories	202,553	246,602
Recoverable indirect taxes, charges and contributions	354,620	374,015
Recoverable direct taxes, charges and contributions	1,311,906	1,421,112
Prepaid expenses	275,148	149,796
Derivative financial instruments	134,292	262,666
Leases	30,076	5,357
Other amounts recoverable	28,661	43,906
Other assets	197,251	210,539
Non-current assets	34,421,138	31,242,861
Marketable securities	11,508	7,061
Trade accounts receivable	186,301	128,827
Recoverable indirect taxes, charges and contributions	905,312	856,786
Recoverable direct taxes, charges and contributions	730,455	1,277,127
Deferred income tax and social contribution	536,888	550,646
Judicial deposits	718,773	794,755
Prepaid expenses	83,139	73,598
Derivative financial instruments	521,627	239,423
Leases	213,045	156,841
Other assets	18,908	30,024
Investment in an associate	1,601,703
Property, plant and equipment	18,308,400	18,100,698
Intangible assets	10,585,079	9,027,075
Total liabilities and shareholders' equity	49,819,186	41,654,417
Total liabilities	24,712,080	18,471,672
Current liabilities	10,611,482	8,301,956
Suppliers	3,267,404	3,128,732
Loans and financing	538,450	1,689,385
Lease liabilities	1,269,878	1,054,709
Derivative financial instruments	194,837	7,273
Payroll and related charges	303,239	272,635
Indirect taxes, charges and contributions payable	1,418,682	935,778
Direct taxes, charges and contributions payable	245,113	296,299
Dividends and interest on shareholders' equity payable	533,580	538,576
Authorizations payable	2,630,169	102,507
Deferred revenues	197,179	266,436
Other liabilities	12,951	9,626
Non-current liabilities	14,100,598	10,169,716
Loans and financing	3,307,015	655,647
Derivative financial instruments	13,950	28,893
Lease liabilities	7,793,661	7,324,126
Indirect taxes, charges and contributions payable	3,273	3,102
Direct taxes, charges and contributions payable	13,227	212,444
Provision for legal and administrative proceedings	960,881	886,947
Pension plans and other post-employment benefits	6,492	7,346
Authorizations payable	1,250,918	232,940
Deferred revenues	689,161	755,488
Other liabilities	62,020	62,783
Shareholders' equity	25,107,106	23,182,745
Share capital	13,477,891	13,477,891
Capital reserves	401,806	397,183
Profit reserves	11,236,551	9,317,356
Other comprehensive income	(4,285)	(4,848)
Treasury shares	R$ 4,857	R$ 4,837